Financial instruments and risk management Financial instruments and risk management - Summary of Maximum Credit Risk Exposure of Financial Assets, Footnotes (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	£ 481	£ 445	£ 317
Non Financial Asset
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	481	445	317
Prepayments, deferred contract costs and other receivables
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	£ 1,272	£ 1,456	£ 1,496